[SPECTRUM LAW GROUP, LLP LETTERHEAD]

E-Mail:  mindeglia@spectrumlawgroup.com

                               September 15, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:               Amazon Biotech, Inc.
                  Registration Statement on Form SB-2

Ladies and Gentlemen:

On behalf of Amazon Biotech, Inc. ("Amazon"), we are furnishing for filing via EDGAR Amazon's Registration Statement on Form SB-2 covering the registration under the Securities Act of 1933, as amended, an aggregate of 5,090,000 shares of common stock, $0.001 par value per share to be sold by the selling stockholders set forth thereunder.

Amazon informed us that the registration fee was wired to the SEC's account on September 15, 2005 (reference number 158067).

Please direct all comments and inquiries regarding this filing to me at (949) 851-4300.

                                                 Very truly yours,

                                                 SPECTRUM LAW GROUP, LLP

                                                 /s/ Marc A. Indeglia

                                                 Marc A. Indeglia

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